Vessels and Equipment	12 Months Ended
Dec. 31, 2025
Vessels and Equipment
Vessels and Equipment

14) Vessels and Equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2023	$2,398,434	$(826,366)	$(79,070)	$1,492,998
Additions (1)	126,106	—	—	126,106
Drydock costs	553	—	—	553
Disposals (2)	(103,537)	43,973	30,300	(29,264)
Depreciation and impairment for the period (3)	—	(111,817)	(16,384)	(128,201)
Vessels, December 31, 2024	$2,421,556	$(894,210)	$(65,154)	$1,462,192
Additions (4 and 6)	244,669	—	—	244,669
Drydock costs	14,690	—	—	14,690
Disposals (5)	(115,824)	55,522	35,734	(24,568)
Depreciation and impairment for the period (3)	—	(119,703)	(20,259)	(139,962)
Vessels, December 31, 2025	$2,565,091	$(958,391)	$(49,679)	$1,557,021

As of December 31, 2025 and 2024, Vessels with a book value of $1,557 million and $1,462 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 17—Long-Term Debt.

(1)	On September 3, 2024 the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 31 AS, the company that owns and operates the Tuva Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 24—Acquisitions.
(2)	On September 3, 2024 the Partnership sold to KNOT its 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. This sales transaction was part of an asset swap. See footnote (1) above and see Note 19 (a)—Related Parties.
(3)	The carrying values of the Dan Sabia and the Dan Cisne were written down to their estimated fair values as of June 30, 2024 and the carrying value of the Bodil Knutsen was written down to its estimated fair value as of December 31, 2025. See Note 21—Impairment of Long - Lived Assets.
(4)	On March 3, 2025, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 27 AS, the company that owns and operates the Live Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 24—Acquisitions.
(5)	On March 3, 2025, the Partnership sold to KNOT its 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. This sales transaction was part of an asset swap. See footnote (4) above and see Note 19(a)—Related Parties.
(6)	On July 2, 2025, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 37 AS, the company that owns and operates the Daqing Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 24—Acquisitions.

Drydocking activity for the years ended December 31, 2025 and 2024 is summarized as follows:

(U.S. Dollars in thousands)	At December 31, 2025	At December 31, 2024
Balance at the beginning of the year	$28,661	$40,587
Costs incurred for drydocking	14,690	553
Costs re-allocated to drydocking due to change of contract	—	2,039
Costs allocated to drydocking as part of acquisition of asset	2,340	910
Drydock amortization as part of sale of asset	(1,526)	(1,490)
Drydock amortization	(14,842)	(13,938)
Balance at the end of the year	$29,323	$28,661